Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Sep. 04, 2012
Document and Entity Information
Entity Registrant Name	XFormity Technologies, Inc.
Document Type	10-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Central Index Key	0001048501
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		53,756,553
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Public Float	$ 694,859

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 85,753	$ 56,625
Accounts receivable - related parties trade	14,859	6,695
Accounts receivable - trade	171,454	72,481
Prepaid expenses	8,839	7,051
Total current assets	280,905	142,852
Property and equipment, net of accumulated depreciation	17,206	23,949
Security deposit	8,707	8,707
Total Assets	306,818	175,508
Current Liabilities
Convertible debentures - related parties	906,682
Convertible debentures	300,081
Accounts payable	157,121	120,882
Accrued expenses	393,655	250,953
Deferred revenue	31,753	29,706
Current portion - deferred credits	13,095	12,458
Derivative liabilities -debentures and warrants		514,086
Total Current Liabilities	1,802,387	928,085
Convertible debentures, net of original discount - related parties		699,935
Convertible debentures, net		300,081
Deferred credits - net of current portion	123,955	137,050
Total liabilities	1,926,342	2,065,151
Stockholders' Deficit
Common stock	5,376	5,193
Common stock payable		183
Additional paid-in capital	6,933,117	6,933,117
Accumulated deficit	(8,558,017)	(8,828,136)
Total Stockholders' Deficit	(1,619,524)	(1,889,643)
Total Liabilities and Stockholders' Deficit	$ 306,818	$ 175,508

Consolidated Balance Sheets - Parenthetical (USD $)	Jun. 30, 2012	Jun. 30, 2011
Preferred Stock, Par Value	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	125,000,000	125,000,000
Common Stock, Shares Issued	53,756,553	51,931,553
Common Stock, Shares Outstanding	53,756,553	51,931,553
Common Stock, Payable		1,825,000

Consolidated Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue	$ 1,499,004	$ 1,806,869
Cost of revenue	448,721	640,337
Research and development	439,082	456,780
Marketing and selling	104,980	283,096
General and administrative	423,926	435,110
Total operating expenses	1,416,709	1,815,323
Income (loss) from operations	82,295	(8,454)
Interest expense, net	(320,926)	(154,892)
Income (loss) before other income and provision for income taxes	(238,631)	(163,346)
Other income - Gain on debt reduction		250,000
Other income - Change in fair value of derivatives	514,086	106,262
Income (loss) before provision for income taxes	275,455	192,916
Provision for income taxes	5,336	(461)
Net income (loss)	$ 270,119	$ 193,377
Net income (loss) per share - basic and diluted	$ 0.01	$ 0
Weighted average number of shares - basic and diluted	53,646,854	51,931,553

Consolidated Statement of Changes in Stockholders' Deficit (USD $)	Common Stock	Common Stock Payable	Additional Paid-in Capital	Accumulated Deficit	Total
Balance, Value at Jun. 30, 2010	$ 5,193		$ 6,933,300	$ (9,021,513)	$ (2,083,020)
Balance, Shares at Jun. 30, 2010	51,931,553
Common stock payable for cancellation of options		183	(183)
Net income (loss)				193,377	193,377
Balance, Value at Jun. 30, 2011	5,193	183	6,933,117	(8,828,136)	(1,889,643)
Balance, Shares at Jun. 30, 2011	51,931,553
Issuance of common stock for cancellation of options	183	(183)
Net income (loss)				270,119	270,119
Balance, Value at Jun. 30, 2012	$ 5,376		$ 6,933,117	$ (8,558,017)	$ (1,619,524)
Balance, Shares at Jun. 30, 2012	51,931,553

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	$ 270,119	$ 193,377
Depreciation	11,908	15,896
Amortization of deferred commission		36,762
Amortization of debt discount	206,747	56,359
Debt forgiveness from legal obligation		(250,000)
Change in fair value - derivatives	(514,086)	(106,262)
Change in Accounts receivable	(98,973)	(26,620)
Change in Accounts receivable from related parties	(8,164)	2,305
Change in Prepaid expenses	(1,788)	(1,560)
Change in Accounts payable	36,239	(26,525)
Change in Accrued expenses	142,702	69,515
Change in Deferred revenue	2,047	(79,404)
Change in Deferred credits	(12,458)	(12,356)
Net cash provided (used) in operating activities	34,293	(128,513)
Investing activities:
Purchases of property and equipment	(5,165)	(6,275)
Net cash used in investing activities	(5,165)	(6,275)
Financing activities:
Issuance of convertible debentures		798,000
Payment against debt from legal obligation		(100,000)
Retirement of note payable - related party		(118,667)
Retirement of convertible debenture - related party		(464,872)
Net cash provided in financing activities		114,461
Increase (decrease) in cash and cash equivalents	29,128	(20,327)
Cash and cash equivalents, beginning of period	56,625	76,952
Cash and cash equivalents, end of period	85,753	56,625
Interest paid	123	62,959
Non-cash:
Issuance of common stock for stock payable	183
Issuance of convertible debentures from legal obligation		140,000
Debt discount due to derivative liability		$ 263,106

Note 1 Organization, Nature of Business and Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Notes
Note 1 Organization, Nature of Business and Significant Accounting Policies

Note 1 Organization, Nature of Business and Significant Accounting Policies

Organization and Nature of Business

XFormity is a provider of comprehensive business solutions to multi-unit business operations.  Specializing in the food-service industry, XFormity is providing analytical tools, which include operational reporting, balanced scorecards and benchmarking solutions, to restaurant owners and operators representing approximately 10,000 restaurants in North America.   The Company's solutions assist customers manage the vast amounts of information necessary to run restaurants effectively.

XFormity's solutions help customers of all sizes convert raw data into meaningful information that in turn improves their decision-making process and capabilities. By providing a complete line of tools, the Company provides customers with a single vendor that can deliver data integration, data storage, business intelligence, balanced scorecard and benchmarking capabilities that help decision makers able to see trends as they occur and provide value more rapidly. Pulling together information from anywhere helps provide a single window for better business insight.

The Company provides services for franchisors and franchisees in a list of customers across the United States and Canada.  A few of the brands that the Company services include:  Burger King, Taco Bell, Arby's, Domino's, Pizza Hut’s, KFC, Long John Silver's, Popeye’s, and many others.  XFormity is proud to be the provider of Burger King Corporation's (BKC) operational reporting for all company owned and operated restaurants in the US and Canada.

XFormity's solutions are based on a software-as-a-service delivery model that provides benefits to both the Company and its customers as existing Information Technology (IT) investments become more valuable by utilizing XFormity's service based integration and reporting solutions. XFormity's solutions do not require customers to replace, upgrade or develop expensive extension to existing tools, which translates into a much quicker return on investment.  The Company has developed highly effective processes for providing services for an increasing number of customers while keeping costs down and high levels of customer service.

The Company did achieve modest positive operating results in fiscal 2012 but not significant enough to service it’s maturing debt and provide enough working capital for necessary growth in a competitive industry.  In fiscal 2011, it was affected primarily by the economy that resulted in the cancellation of certain business opportunities.  The Company had positive operating income for the years ended June 30, 2010 and 2009 but had incurred operating losses from its inception through June 30, 2008 and does not expect going forward that it will achieve results needed to retire its debt in a timely manner. The Company had previously addressed resulting liquidity issues through the sales of its software and professional services and the issuance of convertible debentures. When the Company received an offer to acquire its assets, an offer to acquire a non-exclusive license for its Business Intelligence Solution and the notice of no further forbearance on the convertible debentures, the Board of Directors reviewed all of the existing options available to the Company, and agreed to all of the proposals.  The sale of the assets requires shareholder approval that if not given, the debenture holders will foreclose on those assets and take possession under the terms of the Debenture Agreements. The Company will use the proceeds from these transactions to retire all of its current obligations and pay the principal and interest on the convertible debentures. Shareholders will more likely than not retain their interest in the remaining shell company.

Significant Accounting Policies

Financial Statement Presentation

The Company's consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund its operations and debt obligations. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Principles of Consolidation

The consolidated financial statements include the accounts of XFormity Technologies, Inc. and its wholly owned operating subsidiary, XFormity, Inc (XFM).  All inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents

All highly liquid investments with maturity of 90 days or less at the time of purchase are considered to be cash equivalents.  Cash equivalents include cash on deposit with banks and money market funds.  At June 30, 2012 and 2011, the Company had cash equivalents of $39,406 and $18,716, respectively.

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and trade accounts receivable.  The Company maintains its cash balances in bank accounts that, at times, may exceed federally insured limits.  The Company has not experienced any losses in such accounts.  Management believes that the Company is not exposed to any significant credit risk on cash. If during our evaluation of accounts receivable we determined that accounts were not collectable an allowance for doubtful accounts would be established. Management determined that no allowance was necessary at June 30, 2012 and 2011 based on the history, collectability and aging of the receivables.

Concentrations

During the fiscal years 2012 and 2011, Burger King Corporation represented more than 38% and 46%, respectively, of the Company’s total revenues. The Company expects the revenue to become less of a factor as Burger King announced plans to sell off 90% of its corporate stores to franchisees in the coming years.  In both fiscal years 2012 and 2011, six customers who are also stockholders of the Company, generated $162,700 and $193,000 of the Company's revenues, respectively. The Company believes it has excellent relationships with all of these customers.

Fair Value of Financial Instruments

The carrying amounts of cash, accounts receivable, accounts payable, loan payable and convertible debentures reported on the balance sheet are estimated by management to approximate fair value primarily due to the short term nature of the instruments.

Revenue Recognition

The Company contracts with clients for development and sale of business intelligence software solutions.  Revenue derived from the sales of these products is billed on a monthly usage basis and is recognized in accordance with current accounting guidance, over the term of the agreement or at specific acceptance points. The Company, in many instances, receives payments from some of its customers in advance of the month of actual usage of the software product.  These funds are reflected as deferred revenue until the month of usage, or specific acceptance points, when they are recognized as earned revenue.

Property and Equipment

Property and equipment are stated at cost.  Depreciation of property and equipment is computed for financial statement purposes using accelerated methods over a five year estimated useful life of the assets.

Management has evaluated the difference between straight line and the accelerated method used and deemed the difference immaterial.

Software Development Costs

The Company capitalizes internally generated software development costs in accordance with current accounting guidance. Capitalization of software development costs begins when a product's technological feasibility is established.  Costs incurred for research and development of products where technological feasibility has not yet been established are expensed as incurred.  Research and development expense was $439,082 and $456,780 for 2012 and 2011, respectively.  There were no capitalized software development costs.

Amortization of capitalized software development costs begins when the product is available for sale, and is amortized on a product-by-product basis.  The annual amortization amount is the greater of (a) the straight line method over the remaining estimated economic life of the product or (b) the ratio of the product's current gross revenue to its total current and anticipated future gross revenue.  There were no such costs reflected in the Company’s financial statements.

Derivative Liability in Convertible Debentures

The Company’s warrants and its convertible debentures have reset provisions to the exercise price and conversion price if the Company issues equity or other derivatives at a price less than the exercise price set forth in such warrants and notes. This ratchet provision results in a derivative liability in our financial statements. To calculate the fair value of the derivative liabilities at each quarter, the Company enlisted a valuation specialist and valued the derivative liabilities at June 30, 2012 and 2011 using a binomial model which included the following assumptions 1) volatility of 275% 2) riskless rate of 0.2% for debt instruments and 0.3% for warrants 3) current closing stock prices of $0.04 and $0.04 on June 30, 2012 and June 30, 2011 respectively, 4) exercise prices of $0.12, $0.14, or $0.18, depending on instrument, and 5) established the minimum possible issuance price to the number of shares that could be acquired in the conversion not to exceed 4.99% of the outstanding shares.

Share-Based Compensation

On February 11, 2011, the Board of Directors authorized the issuance of 1,825,000 shares of the Company’s common stock to the existing employees, members of the Board and one consultant in consideration of services previously rendered and in consideration of the cancellation of all outstanding options previously granted to those persons. Six of the members of the Board received 250,000 shares, six employees each received 50,000 shares and the one outside consultant received 25,000 shares.

The Company did not recognize any additional expense as the value of options cancelled exceeded the fair value of stock issuable, in accordance with current accounting standards. The shares were issued in July 2011 and were not included in the weighted average calculation of the earnings per share for fiscal 2011. As of June 30, 2011 the shares are included as common stock payable in the stockholders deficit. There are no outstanding option grants at June 30, 2012 and 2011.

Accounting for Derivative Instruments

All derivatives have been recorded on the balance sheet at fair value based on the lattice model calculation. The fair value of derivatives at June 30, 2012 and 2011 was $0 and $514,086, respectively. These derivatives, including embedded derivatives in the Company’s warrants and its Convertible Notes outstanding as of June 30, 2012 and 2011, which have reset provisions to the exercise price and conversion price if the Company issues equity or other derivatives at a price less than the exercise price set forth in such warrants and notes, are separately valued and accounted for on the Company’s balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.  As the value of the Company’s stock price was less than $0.01 and the debentures would not receive any further forbearance on their maturity at July 31, 2012, the derivatives in the debentures and warrants are valued at zero at June 30, 2012.

Lattice Valuation Model

The Company valued the conversion features and warrants in their convertible notes using a lattice valuation model, with the assistance of a valuation consultant. The lattice model values these instruments based on a probability weighted discounted cash flow model. The Company uses the model to develop a set of potential scenarios. Probabilities of each scenario occurring during the remaining term of the debentures are determined based on management's projections. These probabilities are used to create a cash flow projection over the term of the instruments and determine the probability that the projected cash flow will be achieved. A discounted weighted average cash flow for each scenario is then calculated and compared to the discounted cash flow of the instruments without the compound embedded derivative in order to determine a value for the compound embedded derivative.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and long-term debt. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of long-term debt also approximates fair value since their terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.

The Company utilizes various types of financing to fund its business needs, including convertible debt with warrants attached. The Company reviews its warrants and conversion features of securities issued as to whether they are freestanding or contain an embedded derivative and, if so, whether they are classified as a liability at each reporting period until the amount is settled and reclassified into equity with changes in fair value recognized in current earnings. At June 30, 2011, the Company had convertible debt and warrants to purchase common stock, the fair values of which are classified as a liability. Some of these units have embedded conversion features that are treated as a discount on the notes. Such financial instruments are initially recorded at fair value and amortized to interest expense over the life of the debt using the effective interest method. At June 30, 2012, these derivatives are valued at zero.

Inputs used in the valuation to derive fair value are classified based on a fair value hierarchy that distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

            Level one – Quoted market price in active markets for identical assets or liabilities;

            Level two – Inputs other than level one inputs that are either directly or indirectly observable;

Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The following table presents derivatives that the Company measured and recognized at fair value under a Level 3 hierarchy:

Description	2012	2011
Convertible debentures	$1,206,763	$733,635
Derivative liabilities: debentures	-	313,372
warrants	-	43,870
Total	$-	$357,242

The fair value of the derivative liabilities at June 30, 2012 and 2011 were $0 and $514,086, respectively, and the change in fair value for the twelve months ended June 30, 2012 and 2011 was a gain of $514,086 and $106,262, respectively, net of the debt discount.

Income Taxes

The Company accounts for income taxes in accordance with the current accounting guidance, The Company believes it does not have any uncertain tax positions taken or expected to be taken in its income tax returns.

The current accounting guidance requires an asset and liability approach to financial accounting and reporting for income taxes.  Deferred income tax assets and liabilities are computed annually for differences between financial statement and income tax bases of assets and liabilities that will result in taxable income or deductible expenses in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets and liabilities to the amount expect to be realized.

Recent Accounting Standards

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented.  The adoption of ASU 2011-12 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-11 "Balance Sheet: Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11").  This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS.  The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The Company is currently evaluating the impact, if any, that the adoption of this pronouncement may have on its results of operations or financial position.

Note 2 Receivables and Deferred Revenue	12 Months Ended
Jun. 30, 2012
Notes
Note 2 Receivables and Deferred Revenue

Note 2    Receivables and Deferred Revenue

The Company contracts with its clients for the sale and usage of its business intelligence and financial software products.  Many of the Company's customers are invoiced in the month preceding the use of the service. When these customers remit payment for the subsequent month's service during the month billed, those funds collected are recorded as deferred revenue until the actual month of service at which time they are recognized as revenue in the month earned.

The Company also develops and provides professional and technical services to its customers.  Some of the technical services developed benefit the customers over extended periods of time and are recognized under current accounting guidance, over the term of the agreement or at specific acceptance points.

The Company had received a respective non-refundable payment towards a contracted project in 2008 that was accepted in the respective succeeding fiscal year.  At June 30, 2011, the Company reflected the unamortized amount of the contract as deferred revenue and recognized as revenue the portion attributable to the underlying license agreements in fiscal year 2011. The unamortized revenue of $44,000 from the 2008 project was fully amortized by the end of June 2011.

Receivables include only funds due from customers who have not paid for the monthly service provided. Due to the high collectability factor either by prepayment or within 60 days of usage, and the Company's experience with uncollectible accounts, no allowance for doubtful accounts is necessary.

The Company’s receivables at June 30, 2012 and 2011 are $186,313 and $79,176.

Note 3 Prepaid Expenses	12 Months Ended
Jun. 30, 2012
Notes
Note 3 Prepaid Expenses	Note 3 Prepaid expenses Prepaid expenses represent the unexpired portion of the Company's insurance coverage and an advance registration at a trade show.

Note 4 Property and Equipment	12 Months Ended
Jun. 30, 2012
Notes
Note 4 Property and Equipment

Note 4     Property and Equipment

Property and equipment are stated at cost.  Depreciation of property and equipment is computed under accelerated methods over a five year estimated useful life of the assets. Depreciation expense for the years ended June 30, 2012 and 2011 was $11,908 and $15,896, respectively. Management has evaluated the difference between straight line and the accelerated method used and deemed the difference immaterial.

Property and equipment consisted of the following:

	2012	2011
Computer and related equipment	$183,572	$178,407
Furniture and fixtures	19,106	19,106
	202,678	197,513
Accumulated depreciation	(185,472)	(173,564)
	$17,206	$23,949

Note 5 Other Assets	12 Months Ended
Jun. 30, 2012
Notes
Note 5 Other Assets

Note 5   Other Assets

Security Deposit

The Company has a security deposit with its landlord at its home office in the amount of $8,707.

Deferred Commission

The Company had an agreement with an outside consulting firm that provided for monthly payments of $3,000 for five years terminating on June 30, 2011 and the issuance of one million shares of the Company’s common stock valued at $147,048.  The determination of that amount was based on the fair value of the issued common stock at the commitment date in accordance with current accounting guidance and was fully amortized at June 30, 2011.

Note 6. Debt Reduction Obligation	12 Months Ended
Jun. 30, 2012
Notes
Note 6. Debt Reduction Obligation

Note 6.   Debt Reduction Obligation

In March 2011, the Company and its patent counsel amended the settlement terms of an agreement for services previously rendered. Under the revised settlement, the Company paid $100,000 in cash and issued $140,000 of its 9% convertible debentures. Under that agreement, the Company failed to achieve certain targeted revenue amounts by the end of fiscal year June 30, 2011 and was not required to pay any further amounts and thus recorded a gain of $250,000 in fiscal year ended June 30, 2011.

Note 7 Accounts Payable	12 Months Ended
Jun. 30, 2012
Notes
Note 7 Accounts Payable	Note 7 Accounts Payable Accounts payable represents balances due to trade creditors, licensor and outside consultants.

Note 8 Accrued Expenses	12 Months Ended
Jun. 30, 2012
Notes
Note 8 Accrued Expenses

Note 8    Accrued Expenses

June 30,	2012	2011
401 (K) obligation	$23,401	$25,797
Accrued interest on convertible debentures and notes	244,437	135,531
Other	125,817	89,625
Totals	$393,655	$250,953

Under the terms of the 401(K) retirement plan, the Company has a mandatory requirement to pay the plan 3% of the employees’ pay during the plan year. The amounts in the plan are fully vested with the employees.  The Company’s expense under this plan was $23,401 and $25,797 for the years ended June 30, 2012 and 2011, respectively.

Note 9 Convertible Debentures	12 Months Ended
Jun. 30, 2012
Notes
Note 9 Convertible Debentures

Note 9   Convertible Debentures

As of June 30, 2012 and 2011, the Company had outstanding an aggregate of $1,206,763 of the 9% convertible debentures that convert at the lesser of (i) 70% of the price per share of common stock or common stock equivalent paid by investors in the Company’s next round of equity or debt financing consisting of at least $1,000,000 in cumulative gross proceeds, or (ii) $0.12 and mature July 31, 2012. Of the total outstanding debentures, related parties hold $906,682. As of June 30 2012 and 2011, accrued interest on the debentures was $244,437 and $135,531, respectively.  One of the debentures was currently in default at the end of the fiscal year and the terms of the debenture require interest to accrue at 10%.

As of June 30, 2012 and 2011, warrants attached to the debentures, convertible at $0.14 and $0.18, respectively, that if converted on those respective dates, would require the issuance of an additional 22,942,640 of the company’s common stock. Based on the closing market prices on the respective year end dates,  $0.003 and $0.03, it is deemed more likely than not that the debentures holders would not exercise their rights under the warrants.

On August 1, 2012, the majority in interest of the debenture holders gave notice to the company, that there would be no further forbearance after July 31, 2012 and intended to foreclose on the assets secured under the terms of the debentures.

The debentures issued during the year ended June 30, 2011 had an embedded derivative, that had a value of $263,106, as determined by an independent valuation specialist. The value of the embedded derivative is discounted against the Notes and was amortized as interest expense using the effective interest method discounted against the Notes and was amortized as interest expense using the effective interest method over the term of the debentures. The total amortization for the years ended June 30, 2012 and June 30, 2011 is $206,747 and $56,359, respectively, and at June 30, 2011, the unamortized discount of $206,747 was reflected as a reduction of the principal balance of the debentures.

In August and September 2010, as part of its plan to raise additional working capital, the Company sold  $198,000 of its 9% convertible debentures to management, other related parties and an employee, all accredited investors.  The proceeds were used to retire existing note payable–related party debt and as working capital for operations.

In February 2011, the Company sold an additional $600,000 of convertible debentures to related parties, proceeds of which were used to retire previously issued debentures, accrued interest thereon, and related costs. In March 2011, as part of the settlement obtained under the debt reduction obligation in Note 6 above, the Company paid $100,000 and issued an additional $140,000 of its debentures.  This note matured March 9, 2012 and is currently in default

As of June 30, 2012 and 2011, respectively, the Company had outstanding an aggregate of $1,206,763 of the 9% convertible debentures that convert at the lesser of (i) 70% of the price per share of common stock or common stock equivalent paid by investors in the Company’s next round of equity or debt financing consisting of at least $1,000,000 in cumulative gross proceeds, or (ii) $0.12 and mature July 31, 2012. The Company has received notice that the debenture holders as directed by the majority holders, will not agree to any further forbearance and will foreclose on the security held as collateral for the obligation.  Of the total outstanding debentures, related parties hold $906,682. As of June 30, 2012 and 2011, respectively, accrued interest on the debentures was $244,437 and $135,531, respectively.

If all of the remaining debenture holders at June 30, 2012 elected to convert their debentures and warrants into shares of the Company’s common stock, the Company would be required to issue an additional 18,140,008 shares.

Note 10 Deferred Credits	12 Months Ended
Jun. 30, 2012
Notes
Note 10 Deferred Credits

Note 10   Deferred Credits

In January 2006, the Board of Directors and two of its customers, agreed in lieu of an issuance of the Company’s common stock, to receive $150,000 in billing credits applied against their monthly business intelligence software billings at a rate of 25% of the billings commencing January 1, 2006 and July 1, 2006, respectively.

The deferred credits at June 30, 2012 and 2011 in the respective amounts of $137,050 and $149,508, are expected to be utilized over a 11 to 12 year period based on their current billing rates using a 5% discount rate that approximated the risk-free rate in effect during the offered option period.

Note 11 Derivative Liabilities	12 Months Ended
Jun. 30, 2012
Notes
Note 11 Derivative Liabilities

Note 11    Derivative Liabilities

The Company’s warrants and its Convertible Notes had reset provisions to the exercise price and conversion price if the Company issued equity or other derivatives at a price less than the exercise price set forth in such warrants and notes. This ratchet provision resulted in a derivative liability in our financial statements that was valued at $514,086 on June 30, 2011and $0 at June 30, 2012 based on the proposed sale of the Company’s assets effective August 1, 2012 or the foreclosure of those assets by the debenture holders if the proposed sale is not completed.  As a result, holders are not expected to receive any value for derivative liability and it is valued at zero.

During the years ended June 30, 2012 and 2011, the Company recorded gains of $514,086 and $106,262, respectively, for the change in fair value.

The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at June 30, 2012 and June 30, 2011:

	June30,2012	June30,2011
Common stock warrants	$0	$221,402
Embedded conversion features	0	292,684
Total	$0	$514,086

Note 12 Income Taxes	12 Months Ended
Jun. 30, 2012
Notes
Note 12 Income Taxes

Note 12   Income Taxes

As of July 1, 2007, the Company adopted the provisions of the current accounting standards, Accounting for Uncertainty in Income Taxes, which seeks to reduce the diversity in practice associated with the accounting and reporting for uncertainty in income tax positions.  The Company believes it does not have any uncertain tax positions taken or expected to be taken in its income tax returns.

At June 30, 2011, the Company had net operating loss carry-forwards totaling approximately $15,255,000 that begins to expire in 2015 through 2026.  The provisions of Internal Revenue Code Section 382 significantly limit the carry-forward losses and the related deferred tax benefit. The Company’s taxable losses, as determined by an independent tax advisor, have created a deferred tax benefit of approximately $1,938,000 that is fully reserved.

In 2012, the primary differences between financial statement reporting and taxable income  (loss) were:

(1) The gain on the change in fair value of the derivatives of $514,086 is excludable for tax purposes; (2) the payment of officers accrued salaries within 2 ½ months after the close of the year are required to be included as a taxable expense; (3) the excess of interest accrued but not paid of $108,906 and the amortization of the debt discounts of $206,747 were excludible as a taxable expense.   However, no tax benefit, either from the prior year's or current year's results, has been reported in the June 30, 2012 and 2011 financial statements because utilization of the carry-forward is not more likely than not. In the current year, the company recorded a provision for state income taxes of $5,336 compared to a benefit recorded of $461 in the prior year.

In 2011, the primary differences between financial statement reporting and taxable income (loss) were; (1) the gain on the change in fair value of the derivatives is excludable for tax purposes (2) the gain on debt reduction of $250,000 was limited to the amount of the deduction not taken in prior years and only $130,000 was includible in taxable income; (3) revenues of $44,000 from professional fees under GAAP were included in fiscal years 2008 and 2007 taxable calculation and thus excludible in fiscal year 2011; (4) The excess of interest accrued but not paid over actual interest paid of $80,000 was excludible from taxable income.

The deferred tax asset at June 30, 2012 and 2011 is as follows:

	2012	2011
Deferred tax asset primarily arising from Net Operating Loss Carry-forwards	$1,940,000	$1,956,000
Adjustment for Internal Revenue Code section 382 Net Operating Loss carry-forwards	2,000	16,000
	1,938,000	1,940,000
Valuation allowance	(1,938,000)	(1,940,000)
Net deferred tax asset	$-	$-

Note 13 Stockholders' Equity	12 Months Ended
Jun. 30, 2012
Notes
Note 13 Stockholders' Equity

Note 13   Stockholders' Equity

Capital Stock

The Company’s capital structure consists of two classes of stock, preferred and common.  The preferred shares, none of which have been issued, if issued may have a claim to assets superior to those of the common stockholders.

On February 11, 2011, the Board of Directors authorized the issuance of 1,825,000 shares of the Company’s common stock to the existing employees, members of the Board and one consultant in consideration of services previously rendered and in consideration of the cancellation of all outstanding options previously granted to those persons. Six of the members of the Board received 250,000 shares, six employees each received 50,000 shares and the one outside consultant received 25,000 shares.

The Company did not recognize any additional expense as the value of options cancelled exceeded the fair value of stock issuable, in accordance with current accounting standards. As of June 30, 2011 the shares are included as common stock payable in the stockholders deficit. There are no outstanding option grants at June 30, 2012 and June 30, 2011.

Stock Options

In August 2009, the Board of Directors of the Company approved the grant and issuance of options exercisable to purchase an aggregate of 250,000 shares of common stock. The Board of Directors effectively cancelled those and all other previous options in February 2011. See Stockholders Equity Note above.

Note 14. Loss Per Share	12 Months Ended
Jun. 30, 2012
Notes
Note 14. Loss Per Share

Note 14.    Loss per Share

Basic earnings per share are calculated based on the weighted-average number of outstanding common shares.  Diluted earnings per share are calculated based on the weighted-average number of outstanding common shares plus the effect of dilutive potential common shares. For the years ended June 30, 2012 and 2011, the fully diluted weighted average number of shares is the same as the basic weighted average number of shares as the conversion of options, convertible debt and warrants would be anti-dilutive.

Net income per share has been computed using the following weighted average number of shares:

	June30,2012	June30,2011
Shares issued and outstanding	53,756,553	51,931,553
Shares potentially issuable (fully diluted)	76,699,193	75,337,875
Shares issuable considered anti-dilutive	(22,942,640)	(23,406,322)
Weighted average number of shares outstanding (basic)	53,646,854	51,931,553

Note 15 1999 Equity Incentive Plan	12 Months Ended
Jun. 30, 2012
Notes
Note 15 1999 Equity Incentive Plan

Note 15   1999 Equity Incentive Plan

The Board of Directors has the authority to grant shares issuable under the Plan equal to 20% of the then issued and outstanding shares. Through February 2011 the Board of Directors, which has the exclusive power over the granting of options and their vesting provisions, granted a total of 7,025,000 options to executives, employees, directors and one vendor that were fully vested as of the date of the grant.  All options granted had a seven-year term. In February 2011, the Board cancelled all existing options and in consideration for the cancellation, awarded all of the grantees a total of 1,825,000 shares of the Company’s common stock. See Note 13 Stockholders Equity.

There are no option grants outstanding at June 30, 2012.

	2012		2011
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding at beginning of year	-	$0.16	7,025,000	$0.16
Granted	-	$0.08	-	$0.16
Exercised	-	$0.16	-	$0.16
Cancelled	-	$0.16	7,025,000	$0.26
Options outstanding, vested and exercisable at end of year	-	$0.157	-	$0.26

Warrants issued and outstanding

At June 30, 2012 and 2011, there were 4,802,000 issued and outstanding redeemable into shares of the Company’s common stock at $0.14 and $0.18, respectively, Based on the closing market prices on the respective year end dates,  $0.003 and $0.03, it is deemed more likely than not that the debentures holders would not exercise their rights under the warrants.  There were no further conversions of the debentures into common stock in 2012 and 2011.

Note 16 Related Party Transactions	12 Months Ended
Jun. 30, 2012
Notes
Note 16 Related Party Transactions

Note 16       Related Party Transactions

Six of our customers who are also stockholders in the Company, generated revenues approximating $162,700 and $193,000, respectively, in the years ended June 30, 2012 and 2011.  At June 30, 2012 and 2011, receivables from these related parties were $14,859 and $6,695 respectively.  A principal in one current customer serves as a member of the Board of Directors and the Audit Committee. This same principal, and his partners, purchased $728,000 of the Company’s debentures for cash in fiscal 2011.

In September 2010, three Company executives and one employee purchased $70,000 of the 9% convertible debentures for cash.

In February 2011, the Company authorized the payment of 1,825,000 shares in exchange for the cancellation of all outstanding options granted. The Company did not recognize any additional expense as the value of options cancelled exceeded the fair value of stock issuable, in accordance with current accounting standards.

Note 17 Commitments and Contingencies	12 Months Ended
Jun. 30, 2012
Notes
Note 17 Commitments and Contingencies

Note 17    Commitments and Contingencies

Leases

In June 2008, The Company entered into a 64 month “triple net” lease agreement.  Terms of the agreement provide for an average base rent of $4,329 over the term of the lease plus the Company’s pro rata share of real estate and common area costs.

Concentrations

During the fiscal years 2012 and 2011, Burger King Corporation represented more than 38% and 46%, respectively, of the Company’s total revenues.

In both fiscal years 2012 and 2011, six customers who are also stockholders of the Company, generated $162,700 and $193,000 of the Company's revenues, respectively. The Company believes it has excellent relationships with all of these customers.

Contracts

The Company received an offer from Altametrics-XFormity, LLC (Altametrics) to acquire the intellectual property and assets of the operating subsidiary for $1,300,000. The sale is subject to shareholder approval and the Right of First Refusal under their previous license agreement with Delaget, LLC (formerly b-50, LLC).  The Board of Directors and the Company’s management agreed to the proposed sale in July 2012.

In July 2012, the majority debenture holders notified the trustee of the debentures that they would not forebear any further extensions.

As part of its plan to raise working capital, the Company sold a non-exclusive perpetual license to Altametrics to use its intellectual property for $300,000.  Altametrics assumed the royalty obligation under XFormity’s license agreement with Delaget. The proceeds from this transaction have been used in operations.

Effective as of August 1, 2012 and until the close of the asset purchase agreement, Altametrics has agreed to serve as the manager of XFormity, Inc. reporting to the Board of Directors and officers of the Company. All of the technical staff and two of the senior managers of the Company resigned and are currently employed by Altametrics.  The Company will continue to report its operating results with any profit or loss from operations after July 31, 2012 assumed by Altametrics as a management fee until final closing of either the Altametrics sale or the debenture holders foreclosing if the Company fails to get the necessary shareholder approval.

In 2011, the Company extended the maturity dates of the convertible debentures Through July 31, 2012. The majority debenture holders notified the Company they would no longer extend the maturity dates and demanded payment.  The Company signed a back up Asset Purchase Agreement to sell the assets they would foreclose upon to Altametrics XFormity, LLC.

Scheduled principle payments on the above obligations are as follows:

Fiscal year	Convertible Debentures	Rent	Total
2013	$1,206,763	$58,575	1,265,338
2014	-	14,643	14,643
2015	-	-	-
Total payments	$1,206,763	$73,218	$1,279,981

Licenses

In January 2007, the Company was granted a non-exclusive license and agreed to pay a royalty fee ranging between 6.0% and 7.5% but only on revenues generated from the Company’s business intelligence software provided within the restaurant industry. The total expense under this agreement for the years ended June 30, 2012 and 2011 is $74,241 and $78,901, respectively.  At June 30, 2012, the amount of the Company’s obligation of $94,547 is reflected in the accounts payable above.

Litigation

As of the date of this report, there are no pending legal proceedings in which we or any of our officers, directors or affiliates is a party, and we are not aware of any threatened legal proceedings.

Contingencies

None

Note 18 Going Concern	12 Months Ended
Jun. 30, 2012
Notes
Note 18 Going Concern

Note 18    Going Concern

As shown in the accompanying consolidated financial statements, the Company has incurred an operating deficit of $8,558,017 through the fiscal year ended June 30, 2012. The Company is continually reviewing its operations and attempting to improve operating results and its balance sheet.  The Company's ability to continue as a going concern is dependent on its ability to improve operating results and increase its financing cash flows, if any.  The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Note 19 Subsequent Events	12 Months Ended
Jun. 30, 2012
Notes
Note 19 Subsequent Events

Note 19  Subsequent Events

Effective August 1, 2012,  XFormity, Inc., a Texas corporation (“XFormity” or “Seller”), the wholly-owned subsidiary of XFormity Technologies, Inc., a Colorado corporation (the “Company”) executed an Asset Purchase Agreement dated effective August 1, 2012 (“Sale Agreement”) pursuant to which XFormity agreed to transfer, sell and assign to Altametrics XFormity, LLC, a Delaware limited liability company (“Altametrics” or “Buyer”)  substantially all of the assets used in the conduct of the Business of XFormity (the “Asset Sale”).  The purchase price of the Asset Sale is $1.3 million, payable in cash at closing. Of the total purchase price, $650,000 has been deposited into escrow by Altametrics with Corporate Stock Transfer, Inc., the Company’s transfer agent, to be released to the Company at closing.  The consummation of the Asset Sale is subject to several conditions precedent, including (i) the election of b-50.com, LLC not to exercise its right of first refusal contained in a patent license with XFormity, and (ii) obtaining shareholder approval of the Asset Sale by the shareholders of the Company (the “Conditions”).  No prediction can be made when the Conditions will be satisfied and the Asset Sale consummated.  The Sale Agreement permits until March 31, 2013 to satisfy the Conditions.

If the Asset Sale is consummated, of which there can be no assurance, the proceeds of the Asset Sale will be used, in their entirety, to repay the outstanding secured convertible debentures owed by the Company and XFormity to its secured lenders.  The outstanding principal and accrued interest under the debentures is in excess of the purchase price; but the secured lenders have agreed to release their lien and security interest against the assets in consideration of the lesser amount.  There will not be any dividend or distribution paid to the Company’s shareholders as a result of the Asset Sale.

Concurrently with the execution of the Sale Agreement, XFormity and Altametrics executed a Management Agreement pursuant to which XFormity has engaged Altametrics to manage its business and operations pending consummation of the Asset Sale.  Under the terms of the Management Agreement, Altametrics will provide XFormity with working capital advances and manage its business on its behalf.  In consideration of those services, Altametrics will be entitled to any net profits generated by the XFormity operations during the management period.

Also concurrently with the execution of the Sale Agreement and Management Agreement, XFormity granted to Altametrics a non-exclusive world-wide royalty free license to use XFormity’s intellectual property rights.  In consideration of the License, Altametrics has agreed to pay a one-time license fee of $300,000.

Also effective August 1, 2012,  certain key employees of XFormity, including Chris Ball and Drew Seale, resigned as employees of XFormity to be engaged by Altametrics as its employee to assist in implementing the Management Agreement.  Messrs. Ball and Seale will continue to serve as non-salaried officers and directors of the Company.

If the Asset Sale is consummated, of which there can be no assurance, the Company, as a public entity, intends to attempt to identify a new business target to acquire.  There can be no assurance that those efforts will be successful.